CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Interest rate swaps, tax	$ 1,557	$ 0	$ 0
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, Tax, Attributable to Parent	$ 0	$ (65)	$ 683